Investment in AquaBounty - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	9 Months Ended		12 Months Ended		0 Months Ended			1 Months Ended		9 Months Ended		12 Months Ended	9 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Mar. 15, 2013 AquaBounty [Member]	Nov. 29, 2012 AquaBounty [Member]	Nov. 16, 2012 AquaBounty [Member]	Feb. 28, 2013 AquaBounty [Member]	Jan. 31, 2013 AquaBounty [Member]	Sep. 30, 2013 AquaBounty [Member]	Sep. 30, 2012 AquaBounty [Member]	Dec. 31, 2012 AquaBounty [Member]	Sep. 30, 2013 AquaBounty [Member] In- Process Research and Development [Member]
Business Combination Transactions [Line Items]
Number of shares acquired							48,631,444
Percentage of outstanding shares							47.56%
Definitive purchase agreement amount							$ 6,000
Carrying amount of the investment	5,000		5,726									5,726
Fair value of the investment												14,300
Amount of loan allowed in promissory note						500
Annual interest rate						3.00%
Amount drawn on promissory note	300		200					100	200			200
Promissory note repaid	500	34	34	300	500
Maturity date of promissory note						May 28, 2013
Number of shares acquired					18,714,814
Amount from private subscription offering					4,907
Aggregate percentage of ownership					53.82%
Gain recognized	$ 7,415				$ 7,415					$ 7,400	$ 7,400
Percentage of equity interest previously held					47.56%
Expected useful life of intangible asset													15 years